Credit related Commitments and Contingent Liabilities (Tables)	3 Months Ended
Jun. 30, 2018
Credit related Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities [text block table]
in € m.	Jun 30, 2018	Dec 31, 2017
Irrevocable lending commitments	166,934	158,253
Revocable lending commitments	44,459	45,867
Contingent liabilities	47,762	48,212
Total	259,155	252,331

Other Commitments and Contingent Liabilities [text block table]
in € m.	Jun 30, 2018	Dec 31, 2017
Other commitments	98	82
Other contingent liabilities	2	5
Total	101	86